TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES
	March 31, 2026	December 31, 2025
Trades payables	$251,100	$226,315
VAT, income and dividend taxes payable	10,033	8,450
Salaries payable	44,585	82,772
	$305,718	$317,537